Schedule of Investments (unaudited) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)(a)	$17,589	$17,061,330
4.00%, 02/15/30 (Call 02/15/25)(a)	11,911	11,465,691
4.88%, 01/15/29 (Call 01/15/24)(a)	8,235	8,430,581
5.00%, 05/01/23 (Call 05/01/21)(b)	14,860	14,932,505
5.75%, 02/01/26 (Call 02/01/21)(b)	18,683	19,453,674
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	13,899	12,794,965
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	18,675	18,188,329
5.63%, 02/15/24 (Call 02/15/21)(b)	14,772	14,858,169
6.25%, 06/15/25 (Call 06/15/22)(a)	8,365	8,574,125
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	28,235	27,423,244

		153,182,613

Aerospace & Defense — 2.7%
Bombardier Inc.
5.75%, 03/15/22(a)(b)	14,218	9,355,444
6.00%, 10/15/22 (Call 06/29/20)(a)(b)	32,915	21,305,791
6.13%, 01/15/23(a)	33,577	20,678,285
7.50%, 12/01/24 (Call 12/01/20)(a)	25,617	15,685,289
7.50%, 03/15/25 (Call 03/15/21)(a)(b)	37,490	22,025,375
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	52,479	31,093,807
8.75%, 12/01/21(a)(b)	26,682	19,344,450
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	34,870	35,436,637
5.87%, 02/23/22(b)	16,714	17,340,775
6.88%, 05/01/25 (Call 04/01/25)	30,525	32,395,419
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)(b)	17,562	15,586,275
5.38%, 05/01/26 (Call 05/01/21)(a)(b)	14,509	13,913,551
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	19,025	15,727,016
7.50%, 04/15/25 (Call 04/15/22)(a)	29,665	29,516,675
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	28,330	30,738,050
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(a)(b)	69,719	63,216,309
6.25%, 03/15/26 (Call 03/15/22)(a)	118,373	120,688,376
6.38%, 06/15/26 (Call 06/15/21)	25,580	23,941,662
6.50%, 07/15/24 (Call 07/15/20)(b)	33,702	32,892,215
6.50%, 05/15/25 (Call 05/15/21)(b)	20,822	20,249,395
7.50%, 03/15/27 (Call 03/15/22)(b)	13,970	13,708,063
8.00%, 12/15/25 (Call 04/08/22)(a)	31,185	33,679,800
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(b)	11,603	10,761,783
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/20)(a)	14,836	12,721,870
7.75%, 08/15/25 (Call 08/15/20)(b)	12,792	8,337,643

		670,339,955

Agriculture — 0.4%
JBS Investments GmbH, 6.25%, 02/05/23 (Call 02/05/21)(a)(b)	12,819	12,931,615
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/30/22)(a)(b)	19,521	19,476,986
7.00%, 01/15/26 (Call 01/15/22)(a)	28,157	29,987,205

Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/21)(a)	$24,901	$24,539,935
10.50%, 11/01/26 (Call 11/01/21)(a)(b)	15,008	15,070,753

		102,006,494

Airlines — 0.1%
American Airlines Group Inc.
3.75%, 03/01/25(a)	12,146	5,951,540
5.00%, 06/01/22(a)	19,073	11,052,803
United Airlines Holdings Inc., 4.25%, 10/01/22	11,467	9,202,268

		26,206,611

Apparel — 0.5%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	26,774	27,202,384
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	25,764	26,069,819
5.38%, 05/15/25 (Call 05/15/22)(a)	6,390	6,564,383
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/21)(b)	15,000	15,300,000
5.00%, 05/01/25 (Call 05/01/21)(a)	16,375	16,702,500
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	11,120	11,495,300
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	8,500	8,721,425

		112,055,811

Auto Manufacturers — 1.6%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	12,058	11,776,647
5.00%, 10/01/24 (Call 10/01/20)(a)(b)	27,963	28,210,117
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	12,839	13,066,892
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(b)	41,221	42,019,657
Ford Motor Co.
8.50%, 04/21/23	72,370	74,902,950
9.00%, 04/22/25 (Call 03/22/25)	68,645	72,141,605
9.63%, 04/22/30 (Call 01/22/30)(b)	26,735	29,673,176
Ford Motor Credit Co. LLC, 4.39%, 01/08/26(b)	4,000	3,760,000
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	13,765	9,394,613
5.63%, 02/01/23 (Call 02/01/21)(a)(b)	14,397	12,107,877
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)(a)	30,227	27,997,759
9.50%, 05/01/25 (Call 04/21/22)(a)	17,760	19,225,200
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)	50,769	50,769,000

		395,045,493

Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	23,696	19,874,970
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(a)(b)	22,701	23,271,311
9.00%, 04/15/25 (Call 04/15/22)(a)(b)	17,610	18,864,536
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/21)(b)	19,871	18,827,772
6.25%, 03/15/26 (Call 03/15/21)(b)	10,409	9,696,504
6.50%, 04/01/27 (Call 04/01/22)	13,749	12,807,193
6.63%, 10/15/22 (Call 10/15/20)	923	918,099
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	10,620	10,984,951
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(a)(b)	10,329	10,227,555
Dana Inc., 5.50%, 12/15/24 (Call 12/15/20)(b)	13,436	13,335,230
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	19,939	18,318,956
5.00%, 05/31/26 (Call 05/31/21)	24,820	22,851,774

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
5.13%, 11/15/23 (Call 11/15/20)(b)	$28,769	$27,941,604
9.50%, 05/31/25 (Call 05/31/22)	16,270	17,088,381
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	27,686	28,172,357
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	53,521	52,450,580

		305,631,773

Banks — 1.0%
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	1,415	1,410,373
4.75%, 02/16/24 (Call 11/16/23)(b)	14,857	14,819,857
5.00%, 08/15/22	32,138	32,138,000
5.00%, 08/01/23	21,452	21,452,000
5.25%, 03/07/25 (Call 12/07/24)(b)	13,284	13,321,970
6.13%, 03/09/28(b)	10,529	10,818,547
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(b)(c)	42,452	38,414,815
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(b)(c)	27,191	25,017,838
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(b)(c)(d)	16,751	14,774,382
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)(b)	11,814	10,603,065
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	18,363	16,771,503
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	55,847	55,824,946

		255,367,296

Building Materials — 0.8%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	16,159	15,074,910
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	21,721	22,807,050
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	24,200	24,021,121
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(a)	1,200	1,135,000
4.88%, 12/15/27 (Call 12/15/22)(a)	200	188,255
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	27,549	27,751,761
5.00%, 02/15/27 (Call 02/15/22)(a)	17,479	17,960,022
5.38%, 11/15/24 (Call 11/15/20)(a)(b)	30,723	31,274,785
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	32,380	33,493,063
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/20)(b)	18,159	18,240,352

		191,946,319

Chemicals — 1.5%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(b)	352	367,760
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)(b)	21,364	22,343,183
10.00%, 10/15/25 (Call 10/15/20)(b)	14,440	15,202,432
CF Industries Inc., 3.45%, 06/01/23(b)	21,875	22,011,719
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	12,466	11,188,235
6.63%, 05/15/23 (Call 05/15/21)	25,692	25,515,367
7.00%, 05/15/25 (Call 05/15/21)(b)	21,313	20,726,892
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	29,005	26,829,625
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	14,950	13,295,437
5.25%, 08/01/23 (Call 08/01/20)(a)(b)	14,311	13,694,831
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	27,137	23,032,529
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)	17,591	17,239,180
6.63%, 04/15/23 (Call 04/15/21)(a)	18,964	19,243,095

Security	Par (000)	Value

Chemicals (continued)
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	$15,026	$12,931,759
5.13%, 09/15/27 (Call 03/15/22)(b)	14,008	12,457,520
5.63%, 08/01/29 (Call 08/01/24)(b)	19,766	17,720,960
9.50%, 06/01/25 (Call 03/01/25)(a)(b)	7,095	7,708,718
PolyOne Corp.
5.25%, 03/15/23(b)	7,525	8,090,955
5.75%, 05/15/25 (Call 05/15/22)(a)	8,535	8,929,744
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	12,722	11,949,593
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)	5,180	5,335,400
6.50%, 04/15/26 (Call 04/15/21)(a)(b)	17,689	16,738,216
Valvoline Inc.
4.25%, 02/15/30 (Call 02/15/25)(a)	17,069	17,026,328
4.38%, 08/15/25 (Call 08/15/20)(b)	11,707	11,882,605
4.38%, 08/15/25 (Call 08/15/20)(a)	700	710,500
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)(b)	18,155	18,522,250

		380,694,833

Commercial Services — 4.0%
ADT Security Corp. (The)
3.50%, 07/15/22(b)	28,042	28,164,684
4.13%, 06/15/23(b)	20,337	20,344,262
6.25%, 10/15/21(b)	25,654	26,593,706
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	42,889	45,143,568
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	28,728	30,523,500
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	16,702	15,762,513
7.63%, 09/01/23 (Call 09/01/20)(b)	10,599	9,592,095
7.88%, 12/01/22 (Call 12/01/20)	19,414	19,285,140
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	10,409	7,962,885
10.50%, 05/15/25 (Call 05/15/22)(a)(b)	9,175	10,207,922
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	13,038	13,088,930
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	16,878	17,553,120
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	33,820	32,932,225
Jaguar Holding Co. II / PPD Development LP, 6.38%, 08/01/23 (Call 08/01/20)(a)(b)	30,828	31,773,513
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(a)	3,240	3,355,668
5.00%, 06/15/28 (Call 06/15/23)(a)	3,835	3,978,813
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(a)	43,051	40,790,822
Nielsen Co Luxembourg Sarl/The
5.00%, 02/01/25 (Call 02/01/21)(a)(b)	14,923	14,904,346
5.50%, 10/01/21 (Call 06/29/20)(a)	13,657	13,674,071
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(a)	64,609	64,508,856
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	21,419	22,329,307
5.75%, 04/15/26(a)(b)	38,117	39,555,536
6.25%, 01/15/28 (Call 01/15/23)(a)	34,256	32,586,020
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)(b)	34,819	37,219,561
8.25%, 11/15/26 (Call 11/15/21)(a)(b)	44,653	48,800,915

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(b)	$16,305	$17,116,989
5.13%, 06/01/29 (Call 06/01/24)(b)	21,374	23,030,485
5.38%, 05/15/24 (Call 05/15/21)	26,110	26,692,253
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	5,678	5,749,295
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	21,725	21,779,312
4.00%, 07/15/30 (Call 07/15/25)(b)	20,512	19,999,200
4.63%, 10/15/25 (Call 10/15/20)(b)	21,866	22,215,675
4.88%, 01/15/28 (Call 01/15/23)(b)	46,405	47,927,084
5.25%, 01/15/30 (Call 01/15/25)(b)	20,697	21,550,751
5.50%, 07/15/25 (Call 07/15/20)	23,094	23,902,290
5.50%, 05/15/27 (Call 05/15/22)(b)	28,862	30,531,955
5.88%, 09/15/26 (Call 09/15/21)(b)	29,396	30,889,120
6.50%, 12/15/26 (Call 12/15/21)(b)	30,909	33,033,994
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	31,365	33,660,021

		988,710,402

Computers — 1.2%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	40,536	40,536,000
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/20)(a)	17,995	17,968,290
7.13%, 06/15/24 (Call 06/15/20)(a)(b)	45,372	47,130,165
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	28,866	28,988,681
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	13,981	2,374,273
NCR Corp.
5.00%, 07/15/22 (Call 07/15/20)	19,100	19,091,692
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	14,905	14,949,715
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	13,815	13,745,925
6.38%, 12/15/23 (Call 12/15/20)(b)	19,993	20,494,824
8.13%, 04/15/25 (Call 04/15/22)(a)	12,080	12,883,531
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/20)(a)	885	882,826
Vericast Corp.
8.38%, 08/15/22 (Call 02/15/21)(a)(b)	13,506	10,129,500
9.25%, 03/01/21 (Call 06/29/20)(a)(b)	4,619	4,597,348
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(a)(b)	5,135	5,224,795
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	64,480	67,976,750

		306,974,315

Cosmetics & Personal Care — 0.3%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)(b)	12,081	11,804,270
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(a)(b)	14,868	14,868,000
Avon Products Inc., 7.00%, 03/15/23	13,078	12,868,752
Edgewell Personal Care Co.
4.70%, 05/19/21	6,707	6,961,531
4.70%, 05/24/22(b)	14,829	15,400,164
5.50%, 06/01/28 (Call 06/01/23)(a)	6,095	6,315,944

		68,218,661

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc. 4.00%, 01/15/28 (Call 01/15/23)(a)(b)	20,326	20,427,630

Security	Par (000)	Value

Distribution & Wholesale (continued)
5.88%, 05/15/26 (Call 05/15/21)(a)(b)	$17,019	$17,614,665
Anixter Inc., 5.13%, 10/01/21(b)	8,090	8,305,072
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)(b)	30,014	29,488,755
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)(b)	18,661	12,332,040
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	24,669	16,205,066
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	12,059	7,476,580

		111,849,808

Diversified Financial Services — 2.6%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	20,891	14,342,977
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	29,629	31,110,450
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)(b)	12,251	11,301,548
6.63%, 03/15/26 (Call 03/15/22)(b)	9,976	9,377,440
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	11,224	11,027,580
5.75%, 09/15/25 (Call 03/15/21)(a)	25,533	26,640,366
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (Call 01/15/23)(a)	16,275	14,941,060
8.13%, 07/15/23 (Call 07/15/20)(a)	27,362	27,909,240
9.13%, 07/15/26 (Call 07/15/21)(a)(b)	20,453	20,818,231
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)(b)	18,254	15,607,170
5.50%, 01/25/23(b)	28,197	26,857,643
5.88%, 10/25/24	14,570	13,404,400
6.13%, 03/25/24(b)	24,042	22,562,215
6.50%, 06/15/22	28,273	27,649,781
6.63%, 07/26/21	8,669	8,515,196
6.75%, 06/25/25	12,814	12,045,160
6.75%, 06/15/26	14,050	12,978,688
7.25%, 01/25/22	21,541	21,433,295
7.25%, 09/25/23	14,932	14,381,397
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	28,136	28,245,908
5.75%, 05/01/25 (Call 05/01/21)(a)(b)	35,473	35,956,497
Springleaf Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)(b)	20,313	18,180,135
5.63%, 03/15/23(b)	24,983	24,483,340
6.13%, 05/15/22(b)	28,035	28,004,963
6.13%, 03/15/24 (Call 09/15/23)(b)	37,385	36,344,762
6.63%, 01/15/28 (Call 07/15/27)(b)	21,808	20,731,230
6.88%, 03/15/25(b)	34,982	34,480,708
7.13%, 03/15/26(b)	44,641	44,250,391
7.75%, 10/01/21(b)	14,057	14,408,425
8.88%, 06/01/25 (Call 06/01/22)	11,595	12,073,816

		640,064,012

Electric — 2.7%
AES Corp. (The)
4.00%, 03/15/21	1,460	1,488,522
4.50%, 03/15/23 (Call 03/15/21)	13,996	14,206,039
4.88%, 05/15/23 (Call 05/15/21)(b)	17,059	17,150,145
5.13%, 09/01/27 (Call 09/01/22)(b)	15,151	16,045,515
5.50%, 04/15/25 (Call 04/15/21)(b)	15,450	15,853,149
6.00%, 05/15/26 (Call 05/15/21)(b)	15,238	16,150,477
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	35,283	35,405,859
5.13%, 03/15/28 (Call 03/15/23)(a)	38,373	38,948,595

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	$33,088	$34,372,476
5.50%, 02/01/24 (Call 02/01/21)(b)	17,384	17,487,635
5.75%, 01/15/25 (Call 10/15/20)	33,078	33,721,010
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)	18,847	19,459,527
5.75%, 10/15/25 (Call 10/15/21)(b)	17,397	18,475,266
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)(b)	10,775	10,824,606
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	14,949	15,447,998
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	20,165	20,807,991
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	15,661	16,169,982
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	15,886	16,839,160
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	20,962	22,857,279
5.75%, 01/15/28 (Call 01/15/23)(b)	23,570	25,543,071
6.63%, 01/15/27 (Call 07/15/21)(b)	35,484	37,861,286
7.25%, 05/15/26 (Call 05/15/21)(b)	28,501	30,515,254
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	14,561	9,865,078
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	12,819	12,562,620
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	21,266	21,697,487
7.63%, 06/01/28 (Call 06/01/23)(a)	2,455	2,479,796
10.50%, 01/15/26 (Call 01/15/22)(a)	17,052	13,073,201
Vistra Energy Corp., 5.88%, 06/01/23 (Call 06/01/21)(b)	12,792	12,905,777
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	36,289	37,967,366
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	28,995	30,416,915
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	37,285	39,476,657

		656,075,739

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	17,514	17,995,635
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	22,489	23,792,141
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	17,141	18,617,212
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	17,750	17,750,000
7.25%, 06/15/28 (Call 06/15/23)(a)	12,095	12,095,000

		90,249,988

Electronics — 0.3%
Sensata Technologies BV
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	12,989	12,638,037
4.88%, 10/15/23(a)(b)	14,945	15,385,878
5.00%, 10/01/25(a)(b)	20,381	21,145,288
5.63%, 11/01/24(a)(b)	11,948	12,525,536

		61,694,739

Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	14,277	14,614,366
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	19,837	20,580,887
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	20,050	21,380,117

		56,575,370

Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(b)	27,849	29,614,738
5.88%, 10/15/24 (Call 07/15/24)(b)	22,526	24,141,114
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	27,009	23,835,443

		77,591,295

Security	Par (000)	Value

Entertainment — 2.6%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)	$10,264	$2,719,960
5.88%, 11/15/26 (Call 11/15/21)(b)	10,367	2,576,199
6.13%, 05/15/27 (Call 05/15/22)(b)	7,389	1,844,171
10.50%, 04/15/25 (Call 04/15/22)(a)	12,085	10,515,172
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	46,895	41,736,550
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)(b)	13,150	12,328,125
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/20)(b)	13,048	12,395,600
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	14,134	13,357,973
5.50%, 05/01/25 (Call 05/01/22)(a)	28,340	28,797,572
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	13,078	12,576,677
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	17,626	17,736,162
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/20)(b)	19,917	17,253,101
5.13%, 12/15/22 (Call 12/15/20)(b)	11,824	10,523,360
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/21)	25,359	25,961,276
6.00%, 09/15/26 (Call 09/15/21)(b)	17,684	18,661,483
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)(b)	42,570	43,581,037
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	20,868	21,218,351
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	30,125	31,040,197
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(a)(b)	14,492	14,129,628
6.38%, 02/01/24 (Call 02/01/21)(a)(b)	15,613	15,769,130
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	27,746	25,734,415
4.88%, 11/01/24 (Call 11/01/20)(a)(b)	16,490	15,713,184
6.50%, 05/15/27 (Call 05/15/23)(a)	19,170	20,320,200
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	34,959	32,697,153
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	18,627	16,446,423
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	12,138	10,681,440
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	30,834	28,367,280
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/20)(a)	28,433	26,686,142
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	14,245	13,227,077
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	20,865	22,051,697
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	27,668	29,362,665
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	20,380	19,590,275
7.75%, 04/15/25 (Call 04/15/22)(a)	17,512	18,190,590

		633,790,265

Environmental Control — 0.3%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/21)	12,391	12,329,045
5.88%, 07/01/25 (Call 07/01/20)(b)	11,270	11,199,563
6.00%, 01/01/27 (Call 01/01/22)(b)	11,842	11,702,856
GFL Environmental Inc.
4.25%, 06/01/25 (Call 06/01/22)(a)	14,865	15,041,522

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	$14,873	$15,461,722
7.00%, 06/01/26 (Call 06/01/21)(a)(b)	12,498	13,142,584
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	3,530	3,869,763

		82,747,055

Food — 3.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	21,608	21,636,598
4.63%, 01/15/27 (Call 01/15/22)(a)	37,980	38,630,218
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	26,483	27,443,009
5.75%, 03/15/25 (Call 09/15/20)	34,959	36,095,167
5.88%, 02/15/28 (Call 08/15/22)(a)	21,286	22,758,282
6.63%, 06/15/24 (Call 06/15/20)	34,478	35,727,827
7.50%, 03/15/26 (Call 03/15/22)(a)	18,247	20,368,214
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/21)	25,241	25,829,337
5.25%, 09/15/27 (Call 03/01/22)(b)	16,144	16,549,214
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)(b)	29,546	30,308,473
5.88%, 07/15/24 (Call 07/15/20)(a)	25,762	26,180,633
6.75%, 02/15/28 (Call 02/15/23)(a)(b)	25,909	28,041,829
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	32,328	33,580,710
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	39,257	42,595,808
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	16,282	16,325,865
3.75%, 04/01/30 (Call 01/01/30)(a)(b)	11,250	11,647,415
3.88%, 05/15/27 (Call 02/15/27)(a)	24,650	25,868,780
3.95%, 07/15/25 (Call 04/15/25)(b)	9,900	10,328,632
4.25%, 03/01/31 (Call 12/01/30)(a)	28,465	30,140,014
4.63%, 01/30/29 (Call 10/30/28)	15,850	17,051,706
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	23,909	24,874,166
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	24,015	24,855,525
4.88%, 05/15/28 (Call 11/15/27)(a)	11,120	11,644,864
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/21)(a)(b)	28,855	29,504,237
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	23,945	24,810,511
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	34,141	33,756,914
5.00%, 08/15/26 (Call 08/15/21)(a)	48,123	49,226,942
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	20,185	21,113,106
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	27,321	28,668,103
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	37,074	38,812,441
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/20)(a)	17,516	16,944,604
6.25%, 04/15/25 (Call 04/15/22)(a)	27,975	28,989,094

		850,308,238

Food Service — 0.4%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	14,936	14,699,444
5.00%, 04/01/25 (Call 04/01/21)(a)(b)	17,610	17,707,912
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	32,216	31,729,100
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	40,320	41,992,320

		106,128,776

Forest Products & Paper — 0.1%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)(b)	16,287	15,950,918

Security	Par (000)	Value

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	$20,131	$20,932,675
5.63%, 05/20/24 (Call 03/20/24)(b)	19,635	20,518,575
5.75%, 05/20/27 (Call 02/20/27)(b)	14,557	15,371,646
5.88%, 08/20/26 (Call 05/20/26)(b)	18,157	19,248,780

		76,071,676

Hand & Machine Tools — 0.1%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)	17,558	18,300,879
6.38%, 02/15/26 (Call 02/15/22)(a)(b)	12,245	12,833,197

		31,134,076

Health Care – Products — 0.6%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)	43,531	45,694,317
9.00%, 10/01/25 (Call 10/01/20)(a)	55,816	60,281,280
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)	27,139	27,817,475
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	11,549	12,010,960
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	3,905	3,992,862
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	1,240	1,277,200
4.88%, 06/01/26 (Call 06/01/21)	200	206,833

		151,280,927

Health Care – Services — 7.9%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 02/15/21)(b)	19,024	19,047,780
Centene Corp.
3.38%, 02/15/30 (Call 02/15/25)	48,905	49,516,312
4.25%, 12/15/27 (Call 12/15/22)	63,272	66,095,197
4.63%, 12/15/29 (Call 12/15/24)	85,593	91,926,309
4.75%, 05/15/22 (Call 05/15/21)(b)	28,134	28,458,948
4.75%, 01/15/25 (Call 01/15/21)(b)	32,869	33,715,998
4.75%, 01/15/25 (Call 01/15/21)	26,030	26,700,764
5.25%, 04/01/25 (Call 04/01/21)(a)(b)	32,539	33,677,865
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	50,685	53,599,387
5.38%, 08/15/26 (Call 08/15/21)(a)	21,391	22,578,605
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	14,949	15,075,170
5.50%, 04/01/26 (Call 04/01/21)(a)	15,213	15,905,412
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/21)(b)	84,300	81,771,000
6.63%, 02/15/25 (Call 02/15/22)(a)	40,578	38,954,880
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	31,833	11,543,442
8.00%, 03/15/26 (Call 03/15/22)(a)	58,133	56,897,674
8.00%, 12/15/27 (Call 12/15/22)(a)(b)	18,686	18,013,304
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	37,046	26,441,583
8.63%, 01/15/24 (Call 01/15/21)(a)	28,961	29,105,805
9.88%, 06/30/23 (Call 06/30/20)(a)(e)	44,548	35,638,400
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/21)(b)	41,529	42,619,136
5.13%, 07/15/24 (Call 07/15/20)(b)	47,826	48,801,172
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	23,387	23,708,571
4.75%, 02/01/30 (Call 02/01/25)(b)	22,564	22,881,024
5.75%, 11/01/24 (Call 11/01/20)(b)	20,514	20,692,062
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	73,063	71,872,073
5.38%, 02/01/25(b)	72,067	79,107,225

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
5.38%, 09/01/26 (Call 03/01/26)(b)	$28,292	$31,224,271
5.63%, 09/01/28 (Call 03/01/28)(b)	41,698	47,744,210
5.88%, 05/01/23(b)	36,520	39,705,274
5.88%, 02/15/26 (Call 08/15/25)	42,006	47,256,750
5.88%, 02/01/29 (Call 08/01/28)(b)	27,903	32,240,521
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	29,439	31,168,541
5.00%, 05/15/27 (Call 05/15/22)(a)	30,861	32,172,593
LifePoint Health Inc.
4.38%, 02/15/27 (Call 02/15/22)(a)	17,575	16,979,501
6.75%, 04/15/25 (Call 04/15/22)(a)	17,960	19,007,666
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/20)(a)(b)	21,958	21,524,461
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	27,194	25,474,251
Molina Healthcare Inc.
4.38%, 06/15/28 (Call 06/15/23)(a)	6,745	6,812,450
5.38%, 11/15/22 (Call 08/15/22)	20,512	21,306,840
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	40,111	43,420,158
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	34,880	36,424,113
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	52,622	53,235,836
4.63%, 09/01/24 (Call 09/01/21)(a)	17,027	17,232,175
4.88%, 01/01/26 (Call 03/01/22)(a)	58,177	59,789,085
5.13%, 05/01/25 (Call 05/01/21)(b)	40,263	40,909,221
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	42,040	43,400,335
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	41,747	43,139,609
6.75%, 06/15/23(b)	51,865	54,328,587
7.00%, 08/01/25 (Call 08/01/20)(b)	13,672	13,791,630
7.50%, 04/01/25 (Call 04/01/22)(a)	20,349	22,062,133
8.13%, 04/01/22	76,209	79,861,697

		1,944,557,006

Holding Companies – Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	31,033	30,024,428
5.25%, 05/15/27 (Call 11/15/26)	27,208	26,031,145
6.25%, 02/01/22 (Call 02/01/21)	34,198	34,510,036
6.25%, 05/15/26 (Call 05/15/22)(b)	34,121	34,387,144
6.38%, 12/15/25 (Call 12/15/20)(b)	21,452	21,672,956
6.75%, 02/01/24 (Call 02/01/21)(b)	15,233	15,461,495
Stena AB, 7.00%, 02/01/24(a)	13,817	12,492,871

		174,580,075

Home Builders — 1.5%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	12,897	10,886,035
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	16,676	15,786,961
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	13,010	13,632,659
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	17,521	17,888,065
4.50%, 04/30/24 (Call 01/30/24)(b)	19,162	20,028,601
4.75%, 04/01/21 (Call 02/01/21)	2,794	2,827,388
4.75%, 11/15/22 (Call 08/15/22)(b)	16,916	17,719,510
4.75%, 05/30/25 (Call 02/28/25)(b)	14,438	15,406,790
4.75%, 11/29/27 (Call 05/29/27)(b)	25,627	27,933,430
4.88%, 12/15/23 (Call 09/15/23)	12,493	13,169,184
5.88%, 11/15/24 (Call 05/15/24)	12,151	13,153,457

Security	Par (000)	Value

Home Builders (continued)
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	$15,909	$14,614,704
5.25%, 12/15/27 (Call 12/15/22)(a)	14,383	13,822,063
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(b)	12,317	13,121,454
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	3,208	3,256,441
5.00%, 01/15/27 (Call 10/15/26)(b)	17,009	18,072,062
5.50%, 03/01/26 (Call 12/01/25)(b)	19,895	21,983,975
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	12,032	11,851,520
5.88%, 01/31/25 (Call 01/31/21)(a)	8,744	8,853,300
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	14,803	14,603,817
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	11,741	11,506,180
4.35%, 02/15/28 (Call 11/15/27)(b)	10,574	10,792,089
4.38%, 04/15/23 (Call 01/15/23)(b)	12,148	12,383,368
4.88%, 03/15/27 (Call 12/15/26)(b)	12,768	13,365,614
5.88%, 02/15/22 (Call 11/15/21)(b)	13,819	14,389,034
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	12,973	12,985,162

		364,032,863

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(b)	17,112	17,084,071
5.63%, 10/15/23 (Call 10/15/20)(b)	13,018	12,994,754

		30,078,825

Household Products & Wares — 0.2%
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	12,463	12,675,851
6.38%, 03/01/24 (Call 03/01/21)(a)(b)	17,331	17,850,930
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)(b)	28,008	28,988,280

		59,515,061

Housewares — 0.4%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)(b)	39,087	40,396,414
4.70%, 04/01/26 (Call 01/01/26)(b)	53,784	55,682,575
4.88%, 06/01/25 (Call 05/01/25)	3,805	3,947,688

		100,026,677

Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)(b)	25,204	24,038,315
8.13%, 02/15/24 (Call 02/15/21)(a)	27,034	28,577,979
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	11,326	11,807,355
Genworth Holdings Inc., 7.63%, 09/24/21	15,652	14,393,892
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	42,795	43,953,461
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	11,000	10,865,250
4.88%, 03/15/27 (Call 09/15/26)	12,225	11,460,938
6.63%, 03/15/25 (Call 09/15/24)	11,310	11,506,511

		156,603,701

Internet — 2.3%
Match Group Inc.
4.13%, 08/01/30 (Call 05/01/25)(a)	14,921	14,587,516
4.63%, 06/01/28 (Call 06/01/23)(a)	8,380	8,589,500
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	14,188	14,847,174
6.38%, 06/01/24 (Call 06/01/20)	10,969	11,320,178

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	$14,785	$15,163,866
4.38%, 11/15/26(b)	28,588	30,339,015
4.88%, 04/15/28(b)	44,482	47,636,663
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	27,649	29,867,141
5.38%, 11/15/29(a)(b)	24,743	27,467,204
5.50%, 02/15/22	20,266	21,253,968
5.75%, 03/01/24(b)	12,214	13,465,935
5.88%, 02/15/25(b)	22,555	25,195,852
5.88%, 11/15/28	52,421	59,577,987
6.38%, 05/15/29(b)	22,412	26,474,175
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	12,206	12,376,320
5.00%, 04/15/25 (Call 04/15/21)(a)(b)	31,304	31,922,254
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	20,994	19,033,160
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)(b)	14,288	14,467,303
7.50%, 05/15/25 (Call 05/15/22)(a)	20,770	20,666,150
7.50%, 09/15/27 (Call 09/15/22)(a)	34,000	34,967,300
8.00%, 11/01/26 (Call 11/01/21)(a)	41,512	42,238,460
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)(b)	21,567	21,567,000
4.75%, 07/15/27 (Call 07/15/22)(b)	16,150	16,856,563
5.25%, 04/01/25 (Call 01/01/25)(b)	14,392	15,795,220

		575,675,904

Iron & Steel — 0.5%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	14,146	13,012,198
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)(b)	11,553	10,387,591
5.88%, 06/01/27 (Call 06/01/22)	4,729	3,337,354
6.75%, 03/15/26 (Call 03/04/23)(a)	20,602	18,719,352
9.88%, 10/17/25 (Call 10/17/22)(a)	27,641	28,789,484
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	16,547	10,483,706
6.88%, 08/15/25 (Call 08/15/20)(b)	19,564	13,293,738
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	21,585	21,692,925

		119,716,348

Leisure Time — 0.4%
NCL Corp. Ltd., 12.25%, 05/15/24 (Call 02/15/24)(a)	7,210	7,732,725
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(a)(b)	14,088	13,308,732
5.38%, 04/15/23 (Call 04/15/21)(a)(b)	15,130	14,333,082
9.25%, 04/15/25 (Call 03/16/25)(a)	21,645	23,214,262
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	20,259	12,155,400
13.00%, 05/15/25 (Call 05/15/22)(a)	5,328	5,734,260
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	19,711	16,064,465

		92,542,926

Lodging — 2.9%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)(b)	27,719	25,285,549
6.00%, 08/15/26 (Call 08/15/21)(b)	19,808	19,288,040
6.38%, 04/01/26 (Call 04/01/21)(b)	22,659	22,524,745
8.63%, 06/01/25 (Call 06/01/22)(a)	8,145	8,700,978

Security	Par (000)	Value

Lodging (continued)
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(a)	$13,388	$11,660,948
10.75%, 09/01/24 (Call 09/01/20)(a)	14,925	10,534,562
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/20)	28,681	28,728,803
4.88%, 01/15/30 (Call 01/15/25)	26,996	26,861,020
5.13%, 05/01/26 (Call 05/01/21)	41,753	42,118,339
5.38%, 05/01/25 (Call 05/01/22)(a)	14,760	15,095,052
5.75%, 05/01/28 (Call 05/01/23)(a)	14,210	14,671,825
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/21)	26,143	26,041,994
4.88%, 04/01/27 (Call 04/01/22)	17,861	17,861,000
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	7,815	8,098,294
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	20,870	20,765,650
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/20)(a)(b)	15,950	15,721,666
5.25%, 04/26/26 (Call 04/26/22)(a)(b)	10,685	10,649,265
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	18,700	18,283,998
5.63%, 07/17/27 (Call 07/17/22)(a)	14,061	14,061,000
MGM China Holdings Ltd.
5.38%, 05/15/24 (Call 05/15/21)(a)(b)	14,500	14,422,586
5.88%, 05/15/26 (Call 05/15/22)(a)	15,150	15,042,729
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	11,561	11,069,657
5.50%, 04/15/27 (Call 01/15/27)(b)	19,804	19,308,900
5.75%, 06/15/25 (Call 03/15/25)	20,482	20,284,162
6.00%, 03/15/23	35,060	35,279,125
6.75%, 05/01/25 (Call 05/01/22)	9,085	9,175,850
7.75%, 03/15/22	28,583	29,547,248
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	19,018	16,795,271
5.00%, 10/01/25 (Call 10/01/20)(a)(b)	15,377	13,893,119
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	11,098	10,220,564
4.25%, 03/01/22 (Call 12/01/21)	18,839	18,641,190
5.75%, 04/01/27 (Call 01/01/27)	10,214	9,281,973
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	13,934	13,116,718
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	24,451	22,586,611
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	49,578	47,966,715
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/20)(a)(b)	17,300	17,222,230
5.13%, 12/15/29 (Call 12/15/24)(a)	8,400	8,239,000
5.50%, 10/01/27 (Call 10/01/22)(a)	18,600	18,655,800

		707,702,176

Machinery — 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	17,234	16,070,705

Manufacturing — 0.1%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/20)(a)	12,276	10,158,390
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	16,756	15,331,740

		25,490,130

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 11.0%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	$33,160	$33,398,338
7.50%, 05/15/26 (Call 05/15/21)(a)	75,204	79,340,220
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/20)(b)	12,254	12,299,953
4.75%, 08/01/25 (Call 08/01/21)(b)	23,276	23,450,570
5.00%, 04/01/24 (Call 04/01/21)(b)	28,838	28,995,095
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/20)(a)(b)	14,175	14,299,031
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	73,691	76,282,101
4.50%, 05/01/32 (Call 05/01/26)(a)	33,590	34,681,675
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	82,604	86,321,180
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	67,345	70,540,520
5.13%, 05/01/27 (Call 05/01/22)(a)	87,658	91,948,132
5.38%, 05/01/25 (Call 05/01/21)(a)(b)	21,462	22,074,525
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	41,194	44,340,097
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	42,196	44,622,270
5.75%, 02/15/26 (Call 02/15/21)(a)	69,598	72,524,596
5.88%, 04/01/24 (Call 04/01/21)(a)	44,697	46,166,637
5.88%, 05/01/27 (Call 05/01/21)(a)	22,719	23,752,942
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	35,342	35,342,000
9.25%, 02/15/24 (Call 02/15/21)	46,177	42,396,258
CSC Holdings LLC
5.25%, 06/01/24	21,619	22,801,559
5.38%, 07/15/23 (Call 07/15/20)(a)(b)	30,718	31,159,571
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	28,387	30,074,749
5.50%, 05/15/26 (Call 05/15/21)(a)(b)	41,746	43,612,046
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	35,632	37,502,680
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	60,085	63,215,428
5.88%, 09/15/22(b)	17,344	18,297,920
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	48,661	53,719,798
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	27,992	29,241,143
6.75%, 11/15/21	27,958	29,454,592
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	29,440	32,647,244
7.75%, 07/15/25 (Call 07/15/20)(a)(b)	16,653	17,372,501
10.88%, 10/15/25 (Call 10/15/20)(a)(b)	47,253	51,160,823
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	82,956	65,794,477
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	42,162	25,508,010
DISH DBS Corp.
5.00%, 03/15/23(b)	41,914	41,752,631
5.88%, 07/15/22(b)	55,011	56,245,447
5.88%, 11/15/24(b)	56,006	55,364,171
6.75%, 06/01/21	34,893	35,590,860
7.75%, 07/01/26(b)	55,531	57,613,412
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/20)(a)(b)	15,425	15,565,508
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	20,031	20,674,011
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	19,935	21,224,795
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	15,125	14,549,948
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	21,361	20,913,793
6.38%, 05/01/26 (Call 05/01/22)	22,583	23,542,671
8.38%, 05/01/27 (Call 05/01/22)(b)	38,352	35,665,337
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)(b)	33,711	35,143,718
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	35,186	32,591,033

Security	Par (000)	Value

Media (continued)
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	$25,811	$26,386,441
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	49,025	50,250,625
Quebecor Media Inc., 5.75%, 01/15/23(b)	24,306	25,696,303
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	11,287	10,553,345
5.50%, 03/01/30 (Call 12/01/24)(a)	13,536	12,461,864
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	15,505	15,402,357
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	28,872	28,944,180
4.63%, 05/15/23 (Call 05/15/21)(a)(b)	14,983	15,018,660
4.63%, 07/15/24 (Call 07/15/21)(a)	42,555	43,572,064
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	41,615	43,552,698
5.38%, 04/15/25 (Call 04/15/21)(a)(b)	28,002	28,733,692
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	29,306	30,386,659
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	35,580	38,279,810
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)(b)	28,363	26,944,850
5.00%, 09/15/29 (Call 09/15/24)(a)(b)	29,312	27,846,400
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	23,600	24,839,000
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/21)(a)(b)	33,455	32,493,169
5.13%, 02/15/25 (Call 02/15/21)(a)(b)	40,424	38,645,748
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	2,230	2,152,775
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(b)(c)	17,636	16,615,463
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	17,567	17,745,656
Videotron Ltd.
5.00%, 07/15/22(b)	23,169	23,979,915
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	17,067	17,848,882
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	17,593	18,640,897
Virgin Media Finance PLC, 6.00%, 10/15/24 (Call 10/15/20)(a)(b)	16,043	16,484,183
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	21,755	22,575,381
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	39,675	41,658,750
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	14,539	14,975,158
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	18,102	18,918,581
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	19,539	20,120,285
5.50%, 01/15/27 (Call 01/15/22)(a)(b)	49,667	52,241,241

		2,704,741,048

Mining — 1.8%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	13,905	13,592,138
6.75%, 09/30/24 (Call 09/30/20)(a)	22,073	22,477,223
7.00%, 09/30/26 (Call 09/30/21)(a)	14,275	14,635,016
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	12,390	12,821,172
6.13%, 02/15/28 (Call 02/15/23)(a)	9,354	9,096,765
Constellium SE
5.75%, 05/15/24 (Call 05/15/21)(a)	12,651	12,705,020
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	14,164	14,304,082
6.63%, 03/01/25 (Call 03/01/21)(a)(b)	19,617	19,935,776
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	16,616	16,677,075
4.75%, 05/15/22 (Call 02/15/22)(a)	21,235	21,553,525
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	14,394	14,965,874

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	$21,682	$22,513,143
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	21,275	21,563,440
3.88%, 03/15/23 (Call 12/15/22)	52,324	52,738,406
4.13%, 03/01/28 (Call 03/01/23)	16,474	16,010,669
4.25%, 03/01/30 (Call 03/01/25)	15,991	15,471,293
4.55%, 11/14/24 (Call 08/14/24)(b)	24,727	25,102,321
5.00%, 09/01/27 (Call 09/01/22)(b)	17,952	18,225,019
5.25%, 09/01/29 (Call 09/01/24)(b)	17,029	17,486,654
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	43,335	41,276,587
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	42,750	43,765,312

		446,916,510

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	17,732	18,157,377
4.25%, 04/01/28 (Call 10/01/22)	17,508	17,734,261
5.00%, 09/01/25 (Call 03/01/21)(b)	18,829	19,493,664
5.50%, 12/01/24 (Call 06/01/24)(b)	16,336	17,686,987
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	317	204,069
5.13%, 05/15/22 (Call 04/15/22)	23	18,630
5.70%, 04/01/23 (Call 03/01/23)	659	494,250
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)(b)	28,532	28,345,115
4.50%, 05/15/21(b)	7,406	7,413,406

		109,547,759

Oil & Gas — 5.1%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(a)	766	766,257
5.88%, 03/31/25 (Call 03/31/21)(a)(b)	13,156	13,156,000
6.00%, 07/01/22 (Call 07/01/20)(a)(b)	9,822	9,883,388
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(a)(f)	418	41,800
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)(b)	13,813	7,926,402
5.13%, 12/01/22 (Call 06/01/20)(b)	25,148	17,665,213
5.38%, 11/01/21 (Call 11/01/20)(b)	24,577	22,008,703
5.63%, 06/01/23 (Call 06/01/20)(b)	20,055	11,771,844
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	15,238	10,272,545
10.00%, 04/01/22 (Call 04/01/21)(a)	27,895	24,400,376
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/20)(a)	24,964	351,056
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/20)	9,781	3,070,536
6.25%, 04/15/23 (Call 04/15/21)	6,263	2,035,475
6.38%, 07/01/26 (Call 07/01/21)	6,449	1,789,598
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	14,637	13,246,485
Chesapeake Energy Corp.
7.00%, 10/01/24 (Call 04/01/21)	1,453	29,060
11.50%, 01/01/25 (Call 01/01/22)(a)	37,595	1,985,486
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	37,721	36,589,370
CNX Resources Corp.
5.88%, 04/15/22 (Call 06/29/20)	24,529	24,349,448
7.25%, 03/14/27 (Call 03/14/22)(a)	13,609	12,894,528

Security	Par (000)	Value

Oil & Gas (continued)
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/15/21)(a)	$17,627	$15,555,827
9.75%, 08/15/26 (Call 08/15/21)(b)	23,114	21,478,694
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	31,928	30,331,600
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	16,966	15,269,400
5.75%, 02/15/28 (Call 02/15/23)(a)	10,232	9,132,060
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)	7,203	2,855,990
9.00%, 05/15/21 (Call 12/15/20)(a)	6,144	2,580,480
9.25%, 03/31/22 (Call 03/31/21)(a)(b)	7,305	3,023,748
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	14,085	13,702,733
5.75%, 01/30/28 (Call 01/30/23)(a)	26,713	26,095,128
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	13,150	12,755,500
3.90%, 10/01/27 (Call 07/01/27)	21,925	19,239,187
6.13%, 02/01/25 (Call 01/01/25)	18,700	19,097,375
7.00%, 02/01/30 (Call 10/01/29)	11,450	12,137,000
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)	11,322	557,537
7.38%, 05/15/24 (Call 05/15/21)(a)	3,974	238,639
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/20)(b)	14,210	8,312,850
6.38%, 05/15/25 (Call 05/15/21)(b)	14,184	7,198,380
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/20)(a)	12,651	11,124,973
5.75%, 10/01/25 (Call 04/01/21)(a)(b)	13,821	12,283,137
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	14,505	12,429,063
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)(b)	16,145	11,301,500
10.13%, 01/15/28 (Call 01/15/23)(b)	10,464	7,142,726
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	28,901	21,603,497
MEG Energy Corp.
6.50%, 01/15/25 (Call 01/15/21)(a)	13,599	13,401,815
7.00%, 03/31/24 (Call 09/30/20)(a)(b)	16,315	15,681,542
7.13%, 02/01/27 (Call 02/01/23)(a)	30,662	27,921,430
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)	12,499	6,573,224
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	8,378	4,796,405
Murphy Oil Corp.
4.95%, 12/01/22 (Call 09/01/22)	161	155,864
5.75%, 08/15/25 (Call 08/18/20)	15,074	14,113,032
5.88%, 12/01/27 (Call 12/01/22)	14,512	13,292,085
6.88%, 08/15/24 (Call 08/15/20)	15,378	14,839,770
Nabors Industries Inc.
4.63%, 09/15/21	768	526,080
5.00%, 09/15/20(b)	454	442,777
5.50%, 01/15/23 (Call 11/15/22)(b)	1,748	638,020
5.75%, 02/01/25 (Call 11/01/24)	9,783	3,032,730
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)(b)	8,528	4,860,960
7.50%, 01/15/28 (Call 01/15/23)(a)	6,551	3,603,050
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	11,684	3,008,630
7.95%, 04/01/25 (Call 01/01/25)(b)	4,804	120,100
Oasis Petroleum Inc. 6.25%, 05/01/26 (Call 05/01/21)(a)(b)	6,035	992,053

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.88%, 03/15/22 (Call 06/29/20)	$13,961	$2,443,175
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(a)	11,420	2,512,400
Parkland Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)	12,501	12,516,229
6.00%, 04/01/26 (Call 04/01/21)(a)	14,724	14,844,635
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 02/15/23)(a)	10,845	9,984,178
5.25%, 08/15/25 (Call 08/15/20)(a)	13,424	13,027,573
5.38%, 01/15/25 (Call 01/15/21)(a)	19,221	18,884,632
5.63%, 10/15/27 (Call 10/15/22)(a)	16,952	16,472,823
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	26,585	21,899,394
7.25%, 06/15/25 (Call 06/15/20)	19,335	17,506,232
9.25%, 05/15/25 (Call 05/15/22)(a)	12,055	13,049,538
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	15,633	14,388,372
6.13%, 09/15/24 (Call 09/15/20)	10,841	10,244,745
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(a)	10,170	8,383,894
5.13%, 10/06/24 (Call 10/06/20)(a)	9,356	7,753,317
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(b)	15,643	8,369,005
5.38%, 10/01/22 (Call 07/01/22)(b)	10,973	6,251,318
5.63%, 03/01/26 (Call 12/01/25)	11,260	6,024,100
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	19,726	16,495,867
5.00%, 08/15/22 (Call 05/15/22)	15,305	14,314,766
5.00%, 03/15/23 (Call 12/15/22)(b)	21,890	19,774,113
9.25%, 02/01/26 (Call 02/01/22)(a)	14,347	13,421,012
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	17,234	14,261,135
6.75%, 05/01/23 (Call 05/01/21)(a)(b)	11,273	10,769,238
6.88%, 06/30/23 (Call 06/30/20)(a)	12,049	11,518,744
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/20)	8,680	4,643,800
5.63%, 06/01/25 (Call 06/01/20)(b)	8,507	4,423,640
6.13%, 11/15/22 (Call 11/15/20)(b)	9,191	5,606,510
6.63%, 01/15/27 (Call 01/15/22)(b)	8,339	4,190,348
6.75%, 09/15/26 (Call 09/15/21)(b)	7,619	3,885,690
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)(b)	24,317	21,902,322
7.50%, 04/01/26 (Call 04/01/21)(b)	17,530	16,150,915
7.75%, 10/01/27 (Call 10/01/22)(b)	12,886	11,951,765
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/21)	28,612	29,085,958
5.50%, 02/15/26 (Call 02/15/21)	23,561	23,967,192
5.88%, 03/15/28 (Call 03/15/23)(b)	10,665	10,798,313
6.00%, 04/15/27 (Call 04/15/22)	16,177	16,595,175
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)(b)	13,889	12,639,345
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)(b)	15,662	8,614,100
7.50%, 01/15/26 (Call 01/15/21)(a)	14,069	7,773,123
8.00%, 02/01/27 (Call 02/01/23)(a)	15,655	8,453,700
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	11,392	10,793,830
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	15,949	14,221,564
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	13,324	12,183,133

Security	Par (000)	Value

Oil & Gas (continued)
Valaris PLC
4.88%, 06/01/22 (Call 03/01/22)	$8,054	$768,906
7.75%, 02/01/26 (Call 11/01/25)	14,179	1,027,978
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(f)	10,250	1,204,375
6.25%, 04/01/23 (Call 01/01/23)(f)	5,295	592,378
6.63%, 01/15/26 (Call 10/15/25)(b)(f)	15,763	1,812,745
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)(b)	23,891	21,949,856
5.25%, 09/15/24 (Call 06/15/24)	18,236	18,099,230
5.25%, 10/15/27 (Call 09/30/22)	16,184	15,790,779
5.75%, 06/01/26 (Call 06/01/21)	13,488	13,336,260
8.25%, 08/01/23 (Call 06/01/23)	11,794	12,720,176

		1,257,973,702

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	12,814	12,205,335
6.88%, 04/01/27 (Call 04/01/22)(a)	12,342	11,714,797
SESI LLC
7.13%, 12/15/21 (Call 06/29/20)(a)	14,774	5,865,278
7.75%, 09/15/24 (Call 09/15/20)	3,385	1,091,663
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	8,243	7,865,005
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	18,058	17,167,999
6.88%, 09/01/27 (Call 09/01/22)	19,883	18,938,557
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)(b)	56,204	37,937,700

		112,786,334

Packaging & Containers — 3.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	15,102	15,134,362
4.25%, 09/15/22 (Call 03/15/21)(a)(b)	20,508	20,719,130
5.25%, 04/30/25 (Call 04/30/22)(a)	19,850	20,706,031
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	21,472	21,149,920
6.00%, 02/15/25 (Call 02/15/21)(a)(b)	47,383	48,704,867
Ball Corp.
4.00%, 11/15/23(b)	28,511	29,829,634
4.88%, 03/15/26 (Call 12/15/25)(b)	21,766	23,983,411
5.00%, 03/15/22(b)	21,414	22,296,257
5.25%, 07/01/25(b)	27,968	31,388,179
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	14,869	14,923,569
4.88%, 07/15/26 (Call 07/15/22)(a)(b)	35,603	37,205,135
5.13%, 07/15/23 (Call 07/15/20)(b)	18,505	18,723,975
5.50%, 05/15/22 (Call 06/29/20)(b)	13,826	13,810,879
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	14,700	15,472,585
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	28,613	29,604,363
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	12,430	12,771,825
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(b)	24,946	25,975,023
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/21)(a)(b)	18,711	18,898,110
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	14,056	14,056,000

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	$11,994	$11,637,928
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	20,292	21,107,535
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	20,002	21,002,100
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/21)(a)	41,589	41,497,005
7.25%, 04/15/25 (Call 04/15/21)(a)(b)	35,615	32,006,844
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	4,033	4,069,297
5.88%, 08/15/23(a)(b)	20,116	20,783,147
6.63%, 05/13/27 (Call 05/15/23)(a)	13,050	13,767,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(a)	44,871	45,232,212
7.00%, 07/15/24 (Call 07/15/20)(a)	22,644	22,783,883
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	13,187	13,273,858
4.88%, 12/01/22 (Call 09/01/22)(a)	12,854	13,368,160
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	13,414	14,523,204
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	13,022	13,738,210
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	11,755	12,745,162
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	29,865	31,432,913
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	19,682	20,764,510

		789,086,973

Pharmaceuticals — 4.0%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)(b)	49,361	53,925,905
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	42,854	47,728,642
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)(b)	35,743	34,669,995
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	35,185	34,549,042
5.50%, 03/01/23 (Call 06/29/20)(a)	2,360	2,367,009
5.50%, 11/01/25 (Call 11/01/20)(a)(b)	49,484	51,117,962
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	15,414	16,496,063
5.88%, 05/15/23 (Call 06/29/20)(a)(b)	318	317,603
6.13%, 04/15/25 (Call 04/15/21)(a)(b)	87,942	89,480,985
6.25%, 02/15/29 (Call 02/15/24)(a)	14,061	14,430,629
6.50%, 03/15/22 (Call 03/15/21)(a)	26,944	27,402,048
7.00%, 03/15/24 (Call 03/15/21)(a)(b)	50,453	52,317,430
7.00%, 01/15/28 (Call 01/15/23)(a)	21,746	22,887,665
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	21,895	23,585,977
9.00%, 12/15/25 (Call 12/15/21)(a)	42,179	46,133,281
Elanco Animal Health Inc.
4.66%, 08/27/21	6,354	6,512,850
5.02%, 08/28/23 (Call 07/28/23)(b)	21,481	22,711,170
5.65%, 08/28/28 (Call 05/28/28)(b)	20,945	23,249,369
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/20)(a)	37,563	28,847,700
6.00%, 02/01/25 (Call 02/01/21)(a)(b)	28,710	21,052,506
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)(b)	10,695	10,695,000
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	4,683	4,643,487
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/20)(a)(b)	6,694	1,460,966
5.75%, 08/01/22 (Call 08/01/20)(a)(b)	9,123	2,280,750

Security	Par (000)	Value

Pharmaceuticals (continued)
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	$40,623	$41,435,460
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21(b)	27,433	26,952,923
2.80%, 07/21/23(b)	83,011	78,341,631
3.15%, 10/01/26(b)	96,288	86,360,707
6.00%, 04/15/24 (Call 01/15/24)	35,110	35,963,524
6.75%, 03/01/28 (Call 12/01/27)(b)	34,018	36,249,965
7.13%, 01/31/25 (Call 10/31/24)(a)	27,487	29,479,807

		973,648,051

Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/20)	19,461	16,249,935
5.75%, 03/01/27 (Call 03/01/22)(a)	17,674	13,849,543
5.75%, 01/15/28 (Call 01/15/23)(a)	17,916	14,029,124
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(a)	22,467	21,926,669
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	17,524	16,835,307
4.13%, 03/01/25 (Call 02/01/25)(a)	13,720	13,462,156
4.13%, 12/01/27 (Call 09/01/27)	8,058	7,811,219
4.15%, 07/01/23 (Call 04/01/23)	14,930	14,675,742
4.50%, 03/01/28 (Call 12/01/27)(a)	14,541	14,068,417
6.38%, 01/22/78 (Call 01/22/23)(c)	11,295	8,019,450
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(a)	40,103	39,200,682
5.25%, 10/01/25 (Call 10/01/20)	42,461	43,097,915
5.63%, 10/01/26 (Call 10/01/21)	31,036	31,588,441
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	14,491	12,476,092
5.75%, 04/01/25 (Call 04/01/21)(b)	13,806	12,528,945
6.25%, 04/01/23 (Call 04/01/21)	19,751	18,714,072
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	14,416	13,532,058
4.75%, 09/30/21 (Call 06/30/21)(a)	11,982	11,742,360
5.13%, 05/15/29 (Call 02/15/29)	17,510	15,970,302
5.38%, 07/15/25 (Call 04/15/25)	22,435	21,807,942
5.85%, 05/21/43 (Call 05/21/23)(a)(c)	11,420	7,166,050
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	20,052	16,141,860
4.40%, 04/01/24 (Call 01/01/24)	14,038	11,395,638
4.85%, 07/15/26 (Call 04/15/26)	13,808	11,089,481
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	14,425	13,697,739
4.13%, 12/01/26 (Call 09/01/26)	12,425	11,493,125
4.75%, 07/15/23 (Call 06/15/23)	19,000	18,791,950
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	19,000	17,538,995
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/21)	11,826	11,160,788
6.25%, 05/15/26 (Call 02/15/21)	13,549	12,130,420
6.50%, 10/01/25 (Call 10/01/20)	15,780	14,313,178
7.75%, 02/01/28 (Call 02/01/23)	18,744	17,517,205
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/22)	344	299,177
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	13,754	13,083,492
5.63%, 02/15/26 (Call 02/15/21)(a)	22,391	21,719,270

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/20)	$17,605	$13,656,463
7.50%, 04/15/26 (Call 04/15/22)	11,448	8,156,700
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	14,475	13,664,400
6.00%, 06/01/26 (Call 03/01/26)	13,970	13,389,190
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	14,247	13,890,825
5.50%, 09/15/24 (Call 09/15/20)(a)	20,226	19,217,228
5.50%, 01/15/28 (Call 01/15/23)(a)	19,172	17,158,940
6.00%, 03/01/27 (Call 03/01/23)(a)	11,402	10,425,704
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/21)	16,882	16,524,059
5.00%, 01/15/28 (Call 01/15/23)	19,441	19,023,985
5.13%, 02/01/25 (Call 02/01/21)	14,310	14,243,101
5.25%, 05/01/23 (Call 11/01/20)	16,536	16,618,680
5.38%, 02/01/27 (Call 02/01/22)	12,331	12,253,931
5.50%, 03/01/30 (Call 03/01/25)(a)	25,323	25,211,933
5.88%, 04/15/26 (Call 04/15/21)	27,607	28,049,502
6.50%, 07/15/27 (Call 07/15/22)	19,352	20,221,292
6.75%, 03/15/24 (Call 09/15/20)	17,345	17,670,219
6.88%, 01/15/29 (Call 01/15/24)	20,188	21,500,220

		860,001,111

Real Estate — 0.4%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/21)(a)(b)	27,811	26,382,844
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)(b)	32,180	30,490,550
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	11,469	10,207,410
5.25%, 12/01/21 (Call 12/01/20)(a)	16,592	15,835,664
9.38%, 04/01/27 (Call 04/01/22)(a)	13,297	11,571,049

		94,487,517

Real Estate Investment Trusts — 3.6%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	27,520	20,915,200
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	5,721	1,319,835
5.95%, 12/15/26 (Call 09/15/26)(b)	7,978	1,950,621
Diversified Healthcare Co., 9.75%, 06/15/25 (Call 06/15/22)	17,575	17,882,562
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)(b)	14,180	11,809,483
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	19,558	18,449,257
5.25%, 05/01/25 (Call 05/01/21)(a)(b)	37,054	35,934,969
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/20)(a)	8,440	8,416,790
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	27,957	27,950,640
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	27,821	27,836,808
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	23,476	23,750,350
5.75%, 08/15/24 (Call 08/15/20)(b)	29,117	29,235,288
6.00%, 08/15/23 (Call 08/15/20)(b)	17,296	17,491,568
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	15,484	13,625,920
4.75%, 10/01/24 (Call 07/01/24)	19,691	17,545,994

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 09/15/22 (Call 09/15/20)(b)	$12,411	$11,945,587
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	21,336	17,848,844
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	14,384	13,412,840
5.25%, 10/01/25 (Call 10/01/20)(a)	9,852	8,374,200
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)(b)	14,345	14,126,526
5.63%, 05/01/24 (Call 02/01/24)(b)	30,367	31,733,515
5.75%, 02/01/27 (Call 11/01/26)(b)	21,370	22,414,993
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	24,579	24,502,805
5.00%, 10/15/27 (Call 09/07/22)	39,313	40,639,814
5.25%, 08/01/26 (Call 08/01/21)(b)	15,843	16,331,213
6.38%, 03/01/24 (Call 03/01/21)(b)	13,727	14,100,512
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 04/15/21)	11,682	10,715,957
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)(b)	18,844	15,993,845
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	40,137	40,839,397
4.00%, 10/01/22 (Call 10/01/20)(b)	21,432	21,677,611
4.88%, 09/01/24 (Call 09/01/20)(b)	31,904	32,751,051
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)(b)	13,995	11,974,752
5.00%, 12/15/21 (Call 09/15/21)(b)	20,939	20,520,220
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(a)(b)	15,415	13,902,124
7.88%, 02/15/25 (Call 02/15/22)(a)	61,969	62,975,996
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(a)(b)	16,507	16,011,790
8.25%, 10/15/23 (Call 04/15/21)(b)	30,489	28,764,847
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	21,778	21,146,656
3.75%, 02/15/27 (Call 02/15/23)(a)	21,854	20,930,105
4.13%, 08/15/30 (Call 02/15/25)(a)	26,976	25,838,975
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	34,689	34,366,392
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	27,369	27,329,041

		895,284,893

Retail — 3.8%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	22,111	21,665,685
4.25%, 05/15/24 (Call 05/15/21)(a)	42,493	43,038,504
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	20,026	19,660,225
5.00%, 10/15/25 (Call 10/15/20)(a)	77,911	79,052,396
5.75%, 04/15/25 (Call 04/15/22)(a)	14,311	15,154,957
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(a)	5,639	5,366,363
4.75%, 03/01/30 (Call 03/01/25)(a)	5,920	5,678,267
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	36,336	34,452,949
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)(b)	20,145	20,447,175
8.50%, 10/30/25 (Call 10/30/21)(a)	16,564	17,143,740
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 06/29/20)(b)	6,125	4,912,760
6.75%, 06/15/23 (Call 06/15/20)(b)	6,912	5,549,645

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
10.00%, 04/15/25 (Call 04/15/22)(a)	$11,210	$11,944,255
Gap Inc. (The)
8.38%, 05/15/23(a)	10,885	11,646,950
8.63%, 05/15/25 (Call 05/15/22)(a)(b)	17,470	18,166,071
8.88%, 05/15/27 (Call 05/15/23)(a)(b)	19,610	20,541,475
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/20)(a)(b)	37,323	30,138,323
8.75%, 10/01/25 (Call 10/01/20)(a)(b)	15,960	10,493,700
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(a)	2,270	2,125,288
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/20)(a)(b)(f)	6,778	2,457,025
8.63%, 03/15/25 (Call 03/15/21)(a)(b)(f)	5,646	227,604
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	21,482	22,260,055
5.00%, 06/01/24 (Call 06/01/20)(a)(b)	29,840	30,550,192
5.25%, 06/01/26 (Call 06/01/21)(a)	29,737	30,926,480
L Brands Inc.
5.25%, 02/01/28(b)	14,165	11,987,131
5.63%, 02/15/22	25,194	24,448,933
5.63%, 10/15/23	14,453	13,779,057
7.50%, 06/15/29 (Call 06/15/24)(b)	12,263	10,743,538
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG
8.00%, 10/25/24 (Call 06/29/20)(a)(b)(f)	8,349	208,725
8.75%, 10/25/24 (Call 06/29/20)(a)(b)(f)	3,718	92,950
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)(b)	13,721	13,578,484
5.75%, 10/01/22 (Call 10/01/20)(b)	16,314	16,354,785
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	32,462	32,543,155
7.13%, 03/15/23 (Call 03/15/21)(a)(b)	52,934	51,345,980
8.88%, 06/01/25 (Call 06/01/20)(a)	17,238	17,184,131
QVC Inc.
4.38%, 03/15/23(b)	21,853	21,306,675
4.45%, 02/15/25 (Call 11/15/24)(b)	17,148	16,342,186
4.75%, 02/15/27 (Call 11/15/26)(b)	15,002	14,329,910
4.85%, 04/01/24(b)	17,467	17,009,946
5.13%, 07/02/22	15,071	15,052,161
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/21)(a)	31,772	29,547,960
7.50%, 07/01/25 (Call 07/01/22)(a)	17,439	17,293,116
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	19,660	19,168,500
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	54,710	47,979,576
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	25,797	17,928,915
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/20)(b)	16,006	16,162,726
Yum! Brands Inc.
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	21,539	22,373,636
7.75%, 04/01/25 (Call 04/01/22)(a)	18,927	20,985,311

		931,347,571

Semiconductors — 0.3%
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	11,475	11,579,465
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)(b)	18,693	19,136,959
5.50%, 07/15/26 (Call 07/15/21)(b)	25,678	26,801,412

Security	Par (000)	Value

Semiconductors (continued)
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	$21,260	$22,136,975

		79,654,811

Software — 2.2%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)	1,730	1,827,313
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	17,665	18,327,614
5.00%, 10/15/24 (Call 07/15/24)(b)	14,197	15,115,280
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	14,286	14,579,816
5.88%, 06/15/26 (Call 06/15/21)(b)	14,983	15,768,762
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(a)(b)	36,947	37,031,609
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	19,739	21,201,857
10.25%, 02/15/27 (Call 02/15/22)(a)(b)	21,508	23,927,650
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	12,260	12,646,190
3.88%, 02/15/31 (Call 06/01/25)(a)	12,010	12,311,691
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	28,154	29,597,174
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	15,181	15,902,098
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	17,042	18,336,553
5.75%, 08/15/25 (Call 08/15/20)(a)(b)	21,019	21,819,404
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	25,706	25,408,453
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	24,120	24,903,900
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	25,199	24,861,228
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	15,031	15,031,000
4.00%, 02/15/28 (Call 02/15/23)(a)	14,350	14,289,921
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(a)	33,832	35,291,005
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)(b)	56,153	57,083,034
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	56,381	59,270,526
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/21)(a)(b)	12,769	12,468,363
10.50%, 02/01/24 (Call 02/01/21)(a)(b)	22,297	19,788,587

		546,789,028

Telecommunications — 9.0%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)	32,150	31,290,994
10.50%, 05/15/27 (Call 05/15/22)(a)	41,090	45,469,820
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/22)(a)	31,357	32,297,710
7.38%, 05/01/26 (Call 05/01/21)(a)	140,773	147,988,559
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	49,537	54,658,135
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	35,522	35,389,748
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	35,201	35,553,010
5.63%, 04/01/25 (Call 01/01/25)	15,054	15,638,271
Series S, 6.45%, 06/15/21	18,522	19,018,621
Series T, 5.80%, 03/15/22(b)	39,020	40,580,410
Series W, 6.75%, 12/01/23	21,098	22,844,914
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	28,609	31,505,141
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(a)	18,156	18,836,850

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
CommScope Inc.
5.00%, 06/15/21 (Call 06/09/20)(a)	$46	$45,540
5.50%, 03/01/24 (Call 03/01/21)(a)	35,438	36,456,842
5.50%, 06/15/24 (Call 06/15/20)(a)(b)	18,590	18,264,675
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	42,045	44,199,806
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	27,125	28,277,813
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)	19,497	17,948,028
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	41,982	40,817,419
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)(b)	57,656	55,595,161
Frontier Communications Corp.
8.00%, 04/01/27 (Call 04/01/22)(a)	30,586	31,465,348
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	28,954	27,795,840
Hughes Satellite Systems Corp.
5.25%, 08/01/26	21,285	22,029,975
6.63%, 08/01/26(b)	21,503	22,437,305
7.63%, 06/15/21	16,671	17,346,414
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 02/15/21)(a)	25,560	25,831,575
9.50%, 09/30/22(a)	7,646	8,546,794
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	31,395	22,663,266
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)	17,028	18,134,820
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	29,124	29,846,275
5.13%, 05/01/23 (Call 06/29/20)(b)	19,897	19,911,923
5.25%, 03/15/26 (Call 03/15/21)	23,016	23,987,275
5.38%, 08/15/22 (Call 06/29/20)(b)	22,503	22,542,380
5.38%, 01/15/24 (Call 01/15/21)(b)	25,214	25,529,175
5.38%, 05/01/25 (Call 05/01/21)(b)	23,357	23,994,880
5.63%, 02/01/23 (Call 06/29/20)(b)	15,314	15,352,285
Nokia OYJ
3.38%, 06/12/22(b)	14,837	15,044,145
4.38%, 06/12/27(b)	14,965	15,829,977
Qwest Corp., 6.75%, 12/01/21(b)	27,130	28,452,588
Sprint Communications Inc.
6.00%, 11/15/22	63,947	68,129,773
11.50%, 11/15/21	28,648	31,999,816
Sprint Corp.
7.13%, 06/15/24	69,435	78,638,609
7.25%, 09/15/21	42,177	44,188,282
7.63%, 02/15/25 (Call 11/15/24)	41,885	48,840,004
7.63%, 03/01/26 (Call 11/01/25)(b)	42,147	50,365,665
7.88%, 09/15/23	113,222	128,365,442
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	42,064	44,003,403
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	28,985	30,214,834
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	14,729	15,097,225
4.50%, 02/01/26 (Call 02/01/21)	28,318	29,202,938
4.75%, 02/01/28 (Call 02/01/23)	42,491	45,093,999
5.13%, 04/15/25 (Call 04/15/21)	14,712	15,034,131
5.38%, 04/15/27 (Call 04/15/22)	14,810	15,761,543
6.00%, 03/01/23 (Call 09/01/20)	36,719	37,028,218
6.00%, 04/15/24 (Call 04/15/21)	30,357	31,017,265
6.38%, 03/01/25 (Call 09/01/20)(b)	48,339	49,852,494
6.50%, 01/15/24 (Call 01/15/21)(b)	28,050	28,649,569
6.50%, 01/15/26 (Call 01/15/21)	55,676	58,585,071
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)(b)	19,698	19,225,774

Security	Par/ Shares (000)	Value

Telecommunications (continued)
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	$17,232	$17,439,646
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(c)	54,561	63,256,659
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)	41,841	41,108,782
6.13%, 03/01/28 (Call 03/01/23)(a)	29,468	29,050,542

		2,209,569,391

Toys, Games & Hobbies — 0.3%
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	16,815	17,113,372
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	41,984	43,884,448

		60,997,820

Transportation — 0.4%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(a)(b)	8,653	3,374,670
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/20)(a)(b)	16,236	16,441,205
6.25%, 05/01/25 (Call 05/01/22)(a)	23,181	24,195,169
6.50%, 06/15/22 (Call 06/15/20)(a)(b)	29,890	29,972,697
6.75%, 08/15/24 (Call 08/15/21)(a)	28,279	29,550,938

		103,534,679

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	13,815	10,293,246
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)(b)	12,599	10,425,673
6.75%, 03/15/22 (Call 03/15/21)(a)(b)	20,045	18,541,825

		39,260,744

Total Corporate Bonds & Notes — 98.2% (Cost: $24,815,270,949)		24,180,113,797

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(g)(h)(i)	1,982,386	1,985,359,678
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(g)(h)	193,270	193,270,000

		2,178,629,678

Total Short-Term Investments — 8.8% (Cost: $2,176,261,895)		2,178,629,678

Total Investments in Securities — 107.0% (Cost: $26,991,532,844)		26,358,743,475

Other Assets, Less Liabilities — (7.0)%		(1,726,395,940)

Net Assets — 100.0%		$24,632,347,535

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF

(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,092,281	(109,895)	1,982,386	$1,985,359,678	$4,099,541	(b)	$(20,679)	$903,187
BlackRock Cash Funds: Treasury, SL Agency Shares	256,613	(63,343)	193,270	193,270,000	337,782		—	—

				$2,178,629,678	$4,437,323		$(20,679)	$903,187

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$24,180,113,797	$—	$24,180,113,797
Money Market Funds	2,178,629,678	—	—	2,178,629,678

	$2,178,629,678	$24,180,113,797	$—	$26,358,743,475